Shareholder Report	12 Months Ended	120 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000180528
Shareholder Report [Line Items]
Fund Name	Arrow Reserve Capital Management ETF
Trading Symbol	ARCM
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Mar. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 46,106,274	$ 46,106,274
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 53,365
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,106,274 Number of Portfolio Holdings77 Advisory Fee (net of waivers)$53,365 Portfolio Turnover78%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	74.0%
Municipal Bonds	0.6%
U.S. Government & Agencies	25.4%